UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-23c-3

NOTIFICATION OF REPURCHASE OFFER

PURSUANT TO RULE 23c-3

1.           Investment Company Act File Number: 811-21803

Date of Notification:  November 16, 2012

2.           Exact name of Investment Company as specified in registration statement:

THE CAMPBELL MULTI-STRATEGY TRUST

3.           Address of principal executive office: (number, street, state, zip code)

2850 Quarry Lake Drive
Baltimore, Maryland 21209

4.           Check one of the following:

A.           [X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.           [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.           [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

                                                                                                                                 By:    /s/ Thomas P. Lloyd
Name:  Thomas P. Lloyd
Title: Secretary

Campbell & Company Investment Adviser LLC
A Subsidiary of Campbell & Company, Inc.

November 16, 2012

Dear Campbell Multi-Strategy Trust Shareholder:

We are writing to notify you of the Trust’s quarterly repurchase offer. If you are not interested in selling shares at this time, please disregard this notice; no action is necessary on your part.

For the quarter ending December 31, 2012 the Board of Trustees has authorized the repurchase of up to 25% of the outstanding shares, at their net asset value. Noted here are the important dates related to the repurchase offer. Please see the attached Repurchase Offer Notice for important information about the Repurchase Offer.

You may accept the repurchase for some or all of your shares by completing and returning the enclosed Repurchase Request Form by the close of business on December 17, 2012.

Repurchase Request Deadline: December 17, 2012.

To be honored, the original copy of your Repurchase Request must be received by the Trust by the Repurchase Request Deadline.

Repurchase Requests should be directed to: The Campbell Multi-Strategy Trust, Attention: Fund Administration, 2850 Quarry Lake Drive, Baltimore, Maryland 21209.

If you are submitting a Repurchase Request through your Financial Advisor, you must submit your repurchase request to your Financial Advisor in advance of the Repurchase Request Deadline so that your Financial Advisor will have sufficient time to forward your request to the Trust by the Repurchase Request Deadline.

If total Repurchase Requests from investors do not exceed 25% of the total shares, each investor will receive a full redemption of the requested amount.  If the repurchase offer is oversubscribed, the Trust may repurchase shares on a prorated basis, as described in Paragraph 6 of the Repurchase Offer Notice.

As it states in the Trust’s Confidential Private Offering Memorandum (the “Offering Memorandum”), these quarterly repurchase offers are the only opportunity for you to liquidate some or all of your interest in the Trust.

The Trust will repurchase shares at their net asset value as of December 31, 2012 (the “Repurchase Pricing Date”). For your reference, the unaudited estimated net asset value as of October 31, 2012 was $1,230.34 per share. The net asset value as of the Repurchase Pricing Date may be more or less than this value. For the daily estimated and final month-end net asset values, you may contact The Campbell Multi-Strategy Trust Hotline at 877-842-4082.

If you have any questions, please call your Financial Advisor or Campbell’s Fund Administration Department at 800-698-7235.

Sincerely,

The Campbell Multi-Strategy Trust

2850 Quarry Lake Drive
Baltimore, Maryland 21209
Phone (410) 413-2600 | Toll Free 1-800-698-7235

                                    Campbell & Company Investment Adviser LLC

Repurchase Offer Notice

The Campbell Multi-Strategy Trust

If you do not want to sell your common units of beneficial interest (“shares”) at this time, please disregard this notice. This is simply notification of The Campbell Multi-Strategy Trust's (the “Trust”) repurchase offer.

If you are interested in selling shares at this time, please complete the attached Repurchase Request Form and have it returned to the Trust by the Repurchase Request Deadline.

Repurchase Offer Terms

The Campbell Multi-Strategy Trust

These Repurchase Offer Terms (“Terms”) provide supplemental information to the letter that accompanies these Terms (the “Repurchase Notification Letter”).

1.
The Repurchase Offer.  The Campbell Multi-Strategy Trust (the “Trust”) makes this offer to repurchase shares of the Trust pursuant to Rule 23c-3 of the Investment Company Act of 1940 (the “1940 Act”) and as a fundamental policy of the Trust.  This repurchase offer has been approved by the Board of Trustees of the Trust.  The Trust is offering to repurchase for cash up to the percentage listed in the Repurchase Notification Letter (the “Repurchase Offer Amount”) of its issued and outstanding shares at a price equal to the net asset value per share (“net asset value”) as of the close of business on the Repurchase Pricing Date (defined below) upon the terms and conditions set forth herein.  The Repurchase Notification Letter, these Repurchase Offer Terms, and information set forth in the Trust’s Confidential Private Offering Memorandum (the “Offering Memorandum”) constitute the “Repurchase Offer.”  The offer and acceptance of shares of the Trust are made upon the terms and conditions stated in the Repurchase Offer.  The Repurchase Offer is not conditioned upon the tender for repurchase of any minimum number of shares.

2.
Repurchase Request Deadline.  All tenders for shares for repurchase must be received by the Trust in proper form on or before the close of business by the date shown in the accompanying Repurchase Notification Letter (the “Repurchase Request Deadline”).  If you wish to sell shares with the assistance of your Financial Advisor, you must submit your repurchase request to your Financial Advisor in advance of the Repurchase Request Deadline so that your Financial Advisor will have sufficient time to forward your request to the Trust.

3.	Repurchase Pricing Date. The net asset value for the repurchase will be determined on the Repurchase Pricing Date as shown on the Repurchase Notification Letter.

4.	Payment for shares repurchased. The Trust will pay repurchase proceeds within seven days after the Repurchase Pricing Date. The Trust will not charge a repurchase fee.

5.
Net Asset Value.   A recent net asset value of the Trust is shown in the Repurchase Notification Letter.  You must decide whether to tender shares prior to the Repurchase Request Deadline, but the net asset value at which the Trust will repurchase shares will not be calculated until the Repurchase Pricing Date.  The net asset value on the Repurchase Pricing date may be more or less than the recent net asset value shown in the Repurchase Notification Letter.

6.
Increase in the number of shares repurchased; prorated repurchases.  Pursuant to Rule 23c-3(b)(5) under the 1940 Act, if shareholders tender more shares for repurchase than the Repurchase Offer Amount (an “Oversubscribed Repurchase Offer”), the Trust may (but is not obligated to) repurchase up to an additional two percent (2%) of the shares above the Repurchase Offer Amount.  If the Trust determines not to repurchase any additional shares, or if shareholders tender shares in excess of the Repurchase Offer Amount plus the 2%, the Trust will repurchase shares tendered on a prorated basis.  There can be no assurance that the Trust will be able to repurchase all shares that you have tendered, even if you tender all shares that you own.  In the event of an Oversubscribed Repurchase Offer, you may be unable to sell some or all of your investment.  You may have to wait until a subsequent quarterly Repurchase Offer to tender shares that the Trust is unable to repurchase, and you would be subject to the risk of net asset value fluctuations during that time period.

7.
Withdrawal of shares tendered for repurchase.  Requests for repurchase of shares may be withdrawn or modified by submitting written notice to the Trust prior to the close of business on the Repurchase Request Deadline.

8.
Suspension or postponement of the Repurchase Offer.  Pursuant to Rule 23c-3(b)(3) under the 1940 Act, upon the vote of a majority of the Board of Trustees, including a majority of the Independent Trustees of the Trust, the Trust may suspend or postpone this Repurchase Offer only:

a)
For any period during which the New York Stock Exchange or any other market in which the securities owned by the Trust are principally traded is closed, other than customary weekend and holiday closings, or during which such market is restricted;

b)
For any  period during which an emergency exists as a result of which disposal by the Trust of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Trust to fairly determine the value of its net assets; or

c)	For such other periods as the Securities and Exchange Commission may by order permit for the protection of the shareholders of the Trust.

If this Repurchase Offer is suspended or postponed, the Trust will provide notice to shareholders of such suspension or postponement.  If the Trust renews this Repurchase Offer, the Trust will send a new notification to shareholders.

9.
Documents in proper form.   All questions as to validity, form, eligibility (including time of receipt), and acceptance of tenders of shares will be determined by the Trust, in its sole discretion, which determination shall be final and binding.  The Trust reserves the absolute right to reject any or all tenders of shares determined to be in an inappropriate form.  The Trust’s interpretations of the terms and conditions of the Repurchase Offer shall be final and binding.

10.
No recommendation.  Neither the Trust nor its Board of Trustees makes any recommendation to any shareholder whether to tender or refrain from tendering shares.  Each shareholder must make an independent decision whether to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Trust as to whether shareholders should tender shares pursuant to this Repurchase Offer.  No person has been authorized to give any information or to make any representations in connection with the Repurchase Offer other than those contained herein or in the Offering Memorandum.  If given or made, such recommendation may not be relied upon as having been authorized by the Trust, its investment adviser, or distributor.

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For Office Use Only
Date Received _________________
Shareholder # _________________
Shares To Repurchase _______ F P
Repurchase Date _______________
IND JNT CUST OTHR

THE CAMPBELL MULTI-STRATEGY TRUST
REPURCHASE REQUEST FORM

The Campbell Multi-Strategy Trust c/o Campbell & Company Investment Adviser LLC	____________ ______________ Date Shareholder No.
2850 Quarry Lake Drive Baltimore, Maryland 21209 ATTN: FUND ADMINISTRATION	_______________________________ Social Security Numbers/Taxpayer ID Number (must be included)
Phone: 800-698-7235	________________________________ Brokerage/Custodial Account Number

Dear Sir/Madam:

      The undersigned hereby requests to sell the indicated shares, as defined in and subject to all of the terms and conditions of the Third Amended and Restated Agreement and Declaration of Trust of THE CAMPBELL MULTI-STRATEGY TRUST (the “Trust”), of the undersigned’s common units of beneficial interest (“shares”) in the Trust at the net asset value per share as of the date on which the repurchase price for shares is to be determined (the “Repurchase Pricing Date”), as described in the Offering Memorandum. The Repurchase Pricing Date shall occur no later than fourteen days after the Repurchase Request Deadline (or the next business day, if the fourteenth day is not a business day). Repurchase offers may be suspended or postponed only under certain circumstances as provided for in Rule 23c-3 under the 1940 Act.

The undersigned hereby represents and warrants that the undersigned is the true, lawful and beneficial owner of the shares to which this Repurchase Request relates with full power and authority to request the repurchase of such shares. Such shares are not subject to any pledge or otherwise encumbered in any fashion.

Under penalty of perjury, the undersigned hereby certifies that the Social Security Number or Taxpayer ID Number indicated on this repurchase request is the undersigned’s true, correct and complete Social Security Number or Taxpayer ID Number and that the undersigned is not subject to backup withholding under the provisions of section 3406(a)(1)(C) of the Internal Revenue Code.

In order for this repurchase request to be considered, it is mandatory to complete the following:

Type of Repurchase Request (check one):

ð      Full Repurchase Request
ð      Partial Repurchase Request (specify number of shares ______________ or dollar amount $______________)
(Subject to maintenance of the required minimum balance of shares equal to $25,000.)

Remittance of Repurchase Funds (check one):

ð      Forward funds to the undersigned at:

__________________________________________________________________________________________________________
Name                                                        Street                                                                                     City, State and Zip Code

        ð      Remit funds directly to brokerage account: _____________________________________
Brokerage/Custodial Account Number

                                             SIGNATURE(S) MUST BE IDENTICAL TO NAME(S) IN WHICH SHARES ARE REGISTERED.

Entity Shareholder                                                                                                                             Individual Shareholder(s)

___________________________________________                                                _______________________________/____________________________
Printed Name of Entity Shareholder (or assignee)                                                                Printed Name(s) of Individual Shareholder(s), Plan Participant (or assignees)

By: ________________________________________                                                _______________________________/____________________________
      Signature of Trustee, Custodian, Fiduciary,                                                                    Signature(s) of Shareholder(s), Plan Participant (or assignees)
Partner or Authorized Officer

Client Mailing Address	_______________________________ Financial Advisor and Firm
_____________________________________ Street City, State and Zip Code	_______________________________ Firm Address
_____________________________________ Client Phone Number	_______________________________ Firm Phone and Fax Number

CAMPBELL & COMPANY INVESTMENT ADVISER LLC

The Campbell Multi-Strategy Trust
2850 Quarry Lake Drive
Baltimore, Maryland 21209

Phone:  800-698-7235